Post-Employment and Other Non-current Employee Benefits - Summary of Employee Benefits Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits expense [line items]
Total employee benefits expense	$ 27,838	$ 28,551	$ 23,281
Cost of goods sold [member]
Employee benefits expense [line items]
Wages and salaries	4,639	4,827	4,106
Social security costs	1,467	1,234	799
Employee profit sharing	75	142	125
Pension and seniority premium costs (Note 15.4)	53	57	56
Share-based payment expense (Note 16.2)	6	11	4
Selling and distribution expenses [member]
Employee benefits expense [line items]
Wages and salaries	12,695	13,526	11,513
Social security costs	4,456	4,571	2,911
Employee profit sharing	484	485	453
Pension and seniority premium costs (Note 15.4)	183	65	65
Share-based payment expense (Note 16.2)	7	18	6
Administrative expenses [member]
Employee benefits expense [line items]
Wages and salaries	2,625	2,839	2,551
Social security costs	588	472	337
Employee profit sharing	31	56	30
Pension and seniority premium costs (Note 15.4)	56	66	66
Post-employment benefits other (Note 15.4)	312	5	5
Share-based payment expense (Note 16.2)	$ 161	$ 177	$ 254